Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 23,183	$ 23,354
Restricted cash	6,632	7,048
Total cash and cash equivalents and restricted cash	$ 29,815	$ 30,402	$ 35,220	$ 61,455